Average Annual Total Returns (Vanguard Total International Bond Index Fund ETF)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)
Vanguard Total International Bond Index Fund
Vanguard Total International Bond Index Fund - ETF Shares
11/1/2013 - 10/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	8.83%	8.09%	4.98%	8.76%	9.14%
Since Inception	5.40%	4.70%	3.80%	5.58%	5.75%